Share Capital	12 Months Ended
Sep. 30, 2023
Disclosure of Share Capital [Abstract]
Share Capital

19. Share capital

Issued and fully paid share capital

	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	Number	Number	$	$
Ordinary shares of £0.00001 per share	—	72,418,470	—	940
Ordinary shares of $0.0001 per share	57,897,470	—	5,790	—

The authorized share capital of the Company is US$50,000 divided into 500,000,000 ordinary shares of $0.0001 each. Holders of Ordinary Shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company.

Movements in the Company's share capital in the two years ended September 30, 2023 are as follows:

(in USD, except number)	Number	Share capital	Share premium	Merger reserve
At October 1, 2021	64,652,412	841	2,797,342	—
Shares issued for cash	5,666,058	72	5,155,472	—
Conversion from convertible loan note	2,000,000	26	919,944	—
Shares issued to employee	100,000	1	121,534	—
At September 30, 2022	72,418,470	940	8,994,292	—
Conversion from convertible loan note	1,528,159	190	6,296,247	—
Group restructuring at the Business Combination	(18,481,345)	4,417	103,732,715	12,838,970
Shares issued under FPA agreement	2,432,186	243	1,942,803	—
At September 30, 2023	57,897,470	5,790	120,966,057	12,838,970

On April 28, 2023 the Group consummated the Business Combination described in Note 1. The Group was subject to a recapitalization to reflect the capital structure of Zapp Electric Vehicles Group Ltd resulting in an increase to the merger reserve of $12,838,970.

On July 31, 2023 the Company issued 2,432,186 new shares under the FPA, as described in Note 21.

Subsequent to September 30, 2023 the Company issued 1,995,857 Ordinary Shares pursuant to the exercise of an employee share option agreement. See Note 24 for further details.

As at September 30, 2023, 29,858,969 warrants to acquire the Company's Ordinary Shares were outstanding.

3,421,469 warrants expire on May 28, 2024 and are exercisable at prices between $0.79 and $4.49 per Ordinary Share. The remaining 26,437,500 expire on April 28, 2028 and entitle holders to purchase one Ordinary Share at an exercise price of $11.50 per share. Until warrant holders acquire the Ordinary Shares upon exercise of such warrants, they have no rights with respect to the Ordinary Shares.